Cash and Cash Equivalents (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Cash and cash equivalents	$ 213,697	$ 177,383	$ 230,855	$ 206,186
Cash on hand in banks [Member]
Statement Line Items [Line Items]
Cash and cash equivalents	96,008	46,445
Time deposits [Member]
Statement Line Items [Line Items]
Cash and cash equivalents	$ 117,689	$ 130,938